Decommissioning Liabilities - Additional Information (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Other Provisions [Line Items]
Estimated future cash flows required to settle the obligation	$ 5,163,000,000	$ 3,360,000,000
Credit-adjusted risk-free rate	6.50%	5.30%
Inflation Rate	2.00%	2.00%
Bottom of range [Member]
Disclosure Of Other Provisions [Line Items]
Settlement Of Decommissioning Liabilities	$ 50,000,000
Top of range [Member]
Disclosure Of Other Provisions [Line Items]
Settlement Of Decommissioning Liabilities		$ 55,000,000